Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 159,988	$ 33,594
Less: Accumulated depreciation	(36,895)	(15,695)
Net book value	123,093	17,899
Depreciation expenses	14,604	$ 5,594	$ 4,644
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	79,973
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	56,076	$ 24,335
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	1,236	1,098
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	2,333	703
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	16,855	5,928
Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 3,515	$ 1,530